As filed with the U.S. Securities and Exchange Commission on November 21, 2014

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 136	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 137	☒
_________________
RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)
_________________
The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)
_________________
Copies to:

W. John McGuire Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006 Amy J. Lee Guggenheim Investments 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850
_________________
It is proposed that this filing will become effective (check appropriate box):

☐    Immediately upon filing pursuant to paragraph (b) of Rule 485
☒    On November 28, 2014 pursuant to paragraph (b)(iii) of Rule 485
☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐    On (date) pursuant to paragraph (a)(1) of Rule 485
☐    75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐    On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE
This Post-Effective Amendment No. 136 to the Registration Statement on Form N-1A for Rydex Series Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until November 28, 2014, the effectiveness of Post-Effective Amendment No. 133 (“PEA No. 133”), which was filed with the Commission via EDGAR Accession No. 0001445305-14-003899 on September 10, 2014, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 133 by means of this filing, Parts A, B and C of PEA No. 133 are incorporated herein by reference.
PART A - PROSPECTUS
The Prospectus for the Monthly Rebalance NASDAQ-100® 2x Strategy Fund is incorporated herein by reference to Part A of PEA No. 133.
PART B - STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for the Monthly Rebalance NASDAQ-100® 2x Strategy Fund is incorporated herein by reference to Part A of PEA No. 133.
PART C - OTHER INFORMATION
The Part C for the Monthly Rebalance NASDAQ-100® 2x Strategy Fund is incorporated herein by reference to Part A of PEA No. 133.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 136 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 21st day of November, 2014.

Rydex Series Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 136 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	November 21, 2014
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	November 21, 2014
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	November 21, 2014
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	November 21, 2014
Patrick T. McCarville

/s/ Corey A. Colehour*	Member of the Board of Trustees	November 21, 2014
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	November 21, 2014
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	November 21, 2014
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	November 21, 2014
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos, Attorney-in-Fact, pursuant to power of attorney.